Summary of Significant Accounting Policies - Schedule of Estimated Lives of Equipment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Computer Equipment [Member]
Estimated lives	5 years	5 years
Officer Furniture [Member]
Estimated lives	7 years
Leasehold Improvements [Member]
Estimated use of lives, description	15 years or term of lease whichever is less
Vehicles [Member]
Estimated lives	5 years	5 years